Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Federal depository insurance coverage	$ 250,000
Cash equivalents	0	$ 0
Cash at bank	1,211,714	2,266,049
Cash held in trust account		373,800,000
Transaction costs—derivative warrant liabilities		946,010
Offering costs	266,102	19,477,581
Profit loss	4,368,352	(4,832,201)
Net income loss	4,368,352	(4,832,201)
IPO [Member]
Reimbursement received	$ 3,000,000	$ 3,000,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount	15,660,417	15,660,417
Common Class A [Member]
Ordinary shares subject to possible redemption	33,455,183	33,044,958
Interest income from investment in trust account net of taxes		$ 0
Net income loss attributable to redeemable non controlling interest		$ 0
Common Class A [Member] | IPO [Member]
Number of warrants or rights outstanding		9,343,750
Public Warrant [Member]
Number of warrants or rights outstanding	9,343,750
Private Placement Warrants [Member]
Number of warrants or rights outstanding	6,316,667	6,316,667